Commitments and Contingencies - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2018
Disclosure of commitments and contingencies [Line Items]
Interest expense on finance leases charged to consolidated statements of profit (loss) and other comprehensive income (loss)	₽ 1,230,000,000	₽ 1,500,000,000	₽ 1,673,000,000
Breach of restrictive lease financial covenants on overdue principal amount	158,000,000	417,000,000
Amount reclassified to short term lease liability	3,898,000,000	6,903,000,000
Total commitments under lease contracts	75,000,000	103,000,000
Legal claim contingency	15,959,000,000
Transaction with related party	(5,000,000)	(11,000,000)
Commencement of major litigation [member]
Disclosure of commitments and contingencies [Line Items]
Legal claim contingency				₽ 12,700,000,000
Other Environment Related Contingent Liability [member]
Disclosure of commitments and contingencies [Line Items]
Capital investments to address environmental concern	598,000,000	647,000,000
Tax contingent liability [member]
Disclosure of commitments and contingencies [Line Items]
Reduction in non-taxable income	10,000,000	30,000,000	₽ 50,000,000
Other tax claims	576,000,000	760,000,000
Possible tax liabilities on taxes other than income tax	1,354,000,000	976,000,000
Operating property and land leases [member]
Disclosure of commitments and contingencies [Line Items]
Property and land lease expenses	1,875,000,000	₽ 1,829,000,000
Bottom of range [member] | Tax contingent liability [member]
Disclosure of commitments and contingencies [Line Items]
Transaction with related party	₽ 1,000,000,000
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation	25.00%
Bottom of range [member] | U.S.Dollar denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	7.20%
Bottom of range [member] | Euro denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	9.40%
Bottom of range [member] | Russian ruble denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	9.10%
Bottom of range [member] | Operating property and land leases [member]
Disclosure of commitments and contingencies [Line Items]
Lease term	2018
Top of range [member] | U.S.Dollar denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	11.40%
Top of range [member] | Euro denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	18.20%
Top of range [member] | Russian ruble denominated contracts [member]
Disclosure of commitments and contingencies [Line Items]
Discount rate used for calculation of present value of minimum lease payments on different groups of equipment	31.80%
Top of range [member] | Operating property and land leases [member]
Disclosure of commitments and contingencies [Line Items]
Lease term	2066